Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Foreign exchange contracts | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	$ 0
Other income (expense), net | Foreign exchange contracts | Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	0
(Gain)/loss recognized in income	(19,409)	(13,456)
Cash flow hedging | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI		305
(Gain) loss reclassified from AOCI into income		781
Cash flow hedging | Foreign exchange contracts | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI		305
Cash flow hedging | Other income (expense), net | Foreign exchange contracts | Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income		$ 781